STOCK OPTION PLANS	12 Months Ended
Sep. 30, 2013
Stock Option Plans
NOTE 11. STOCK OPTION PLANS

No options were granted nor were any exercised during the years ended September 30, 2013. There were no options outstanding to purchase shares of Common Stock as of September 30, 2013. The board of directors adopted the 2013 Share Incentive Plan, or the 2013 Plan, which became effective in July 2013. A total of 17,000,000 common shares of our company are reserved for issuance under the 2013 Plan. No option has been awarded from the 2013 Plan as of September 30, 2013.